Right-of-use Assets -Summary of Evolution of the Group's Right-of-use Assets (Parenthetical) (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use assets	$ 19,200	$ 17,873	$ 10,509
Capitalization of amortization of right-of-use assets in property, plant and equipment	$ 4,166	3,789	$ 2,021
Cost [member] | Machinery and equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Cost decrease due to liquefaction barge with exmar		(21,103)
Accumulated depreciation [member] | Machinery and equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Cost decrease due to liquefaction barge with exmar		$ (2,110)